1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accumulated deficit	$ (11,236,345)		$ (11,236,345)		$ (7,298,902)	$ (2,697,399)
Depreciation expense					2,818	682
Advertising Costs					$ 25,068	$ 51,497
Stock Options [Member]
Anti dilutive share excluded from earnings	6,727,150	5,886,400	6,727,150	5,886,400	5,741,400	7,708,400
Warrant [Member]
Anti dilutive share excluded from earnings	12,516,669	11,633,337	12,516,669	11,633,337	11,974,999	645,000